Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	31.50%	31.50%	31.50%
Net changes in total valuation allowance	¥ 8,417	¥ (3,201)	¥ 1,759
Net changes in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards	(1,877)	(3,380)	(3,660)
Increase in valuation allowance	2,968	1,143	4,125
Decrease in valuation allowance	812	3,129	3,612
Net changes in valuation allowance	2,156	¥ (1,986)	¥ 513
Net operating loss carryforwards	¥ 339,611
Statutory income tax rate before the revision		31.00%
Increase in provision of income taxes		¥ 6,124
Statutory income tax rate after the revision		31.90%
Japan national tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate	25.60%